UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  07/27/00
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             TITLE OF             VALUE      SHARES /  SH / PUT /   INVST                VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT   PRN  CALL  DISCRETN MANAGERS  SOLE       SHARED      NONE
      --------------          -----     -----    --------    -------   ---  ----  -------- --------  ----       ------      ----
3 COM CORPORATION              COMMON 885535104    $277,318   4,812,445 SH         DEFINED   01       3,689,489    72,310  1,050,646
ADC TELECOMUNICATIONS          COMMON 000886101    $354,577   4,227,444 SH         DEFINED   01       3,250,224    62,100    915,120
ADOBE SYSTEMS                  COMMON 00724F101    $373,475   2,872,886 SH         DEFINED   01       2,200,994    41,880    630,012
AGILENT TECHNOLOGIES           COMMON 00846U101    $282,620   3,832,127 SH         DEFINED   01       2,935,884    57,602    838,641
AMBAC INC COM                  COMMON  23139108      $1,935      35,300 SH         DEFINED   01             450         0     34,850
AMERICAN HOME PRODUCTS         COMMON  26609107        $531       9,036 SH         DEFINED   01               0         0      9,036
AMERICAN INTERNTL. GROUP INC.  COMMON  26874107    $226,093   1,924,182 SH         DEFINED   01       1,489,101    28,385    406,696
ANDREW CORP                    COMMON  34425108      $1,475      43,950 SH         DEFINED   01             850         0     43,100
ASTORIA FINL CORP COM          COMMON  46265104      $2,407      93,470 SH         DEFINED   01           1,890         0     91,580
BAUSCH & LOMB INC              COMMON  71707103      $2,966      38,335 SH         DEFINED   01             750         0     37,585
BECKMAN COULTER INC            COMMON  75811109      $1,740      29,800 SH         DEFINED   01             350         0     29,450
BELL ATLANTIC CORP             COMMON  77853109    $203,309   3,969,537 SH         DEFINED   01       3,007,556    68,925    893,056
BELL SOUTH CORP                COMMON  79860102    $118,962   2,790,894 SH         DEFINED   01       2,188,530    38,145    564,219
BIOGEN INC COM                 COMMON  90597105      $1,896      29,395 SH         DEFINED   01             575         0     28,820
BOEING CO                      COMMON  97023105     $88,475   2,115,993 SH         DEFINED   01       1,631,736    31,335    452,922
BRISTOL MYERS SQUIBB CO        COMMON 110122108    $175,367   3,010,576 SH         DEFINED   01       2,313,148    45,195    652,233
CALLAWAY GOLF CO               COMMON 131193104      $2,359     144,595 SH         DEFINED   01           2,825         0    141,770
CITIGROUP INCORPORATED         COMMON 172867101    $139,017   2,302,011 SH         DEFINED   01       1,768,461    33,545    500,005
COASTAL CORP                   COMMON 190441105      $3,191      52,425 SH         DEFINED   01           1,025         0     51,400
COLUMBIA / HCA HEALTHCARE CP.  COMMON 197677107    $341,278  11,117,126 SH         DEFINED   01       8,598,821   166,895  2,351,410
COMPUTER SCIENCES CP           COMMON 205363104    $306,481   4,103,510 SH         DEFINED   01       3,136,333    60,630    906,547
COORS ADOLPH CO                COMMON 217016104      $2,801      46,290 SH         DEFINED   01             905         0     45,385
DEVON ENERGY CORP NEW          COMMON 25179M103      $3,169      56,581 SH         DEFINED   01           1,192         0     55,389
DIEBOLD INC                    COMMON 253651103      $1,240      44,475 SH         DEFINED   01             865         0     43,610
EMERSON ELECTRIC CO            COMMON 291011104     $99,105   1,641,471 SH         DEFINED   01       1,289,098    22,780    329,593
ENRON CORP                     COMMON 293561106    $303,370   4,703,377 SH         DEFINED   01       3,610,160    68,310  1,024,907
EQUITABLE RES INC              COMMON 294549100      $2,556      52,975 SH         DEFINED   01           1,025         0     51,950
EXXON CORP                     COMMON 302290101    $188,380   2,399,731 SH         DEFINED   01       1,834,676    36,055    529,000
FANNIE MAE                     COMMON 313586109    $210,172   4,020,110 SH         DEFINED   01       3,095,001    59,102    866,007
FREDDIE MAC                    COMMON 313400301    $134,132   3,311,862 SH         DEFINED   01       2,570,430    49,355    692,077
FIRST UNION CORP.              COMMON 337358105     $75,218   3,031,445 SH         DEFINED   01       2,593,258    58,810    379,377
HEWLETT PACKARD                COMMON 428236103    $309,525   2,478,678 SH         DEFINED   01       1,909,613    36,580    532,485
HIBERNIA CORP                  COMMON 428656102      $1,761     160,100 SH         DEFINED   01           3,140         0    156,960
INTEL CORPORATION              COMMON 458140100    $238,622   1,784,918 SH         DEFINED   01       1,362,447    26,073    396,398
IVAX CORP                      COMMON 465823102      $3,046      74,532 SH         DEFINED   01           1,457         0     73,075
JOHNSON & JOHNSON              COMMON 478160104     $99,842     980,041 SH         DEFINED   01         745,803    14,685    219,553
KANSAS CITY SOUTHN             COMMON 485170104      $2,650      29,875 SH         DEFINED   01             675         0     29,200
LINCOLN NATL CORP              COMMON 534187109      $1,465      40,565 SH         DEFINED   01             790         0     39,775
L-3 COMMUNICATIONS             COMMON 502424104      $1,428      25,025 SH         DEFINED   01             485         0     24,540
LOWES COMPANIES INC.           COMMON 548661107    $133,029   3,232,206 SH         DEFINED   01       2,512,313    46,740    673,153
MARSH & MCLENNAN COS INC       COMMON 571748102    $327,157   3,132,559 SH         DEFINED   01       2,409,954    46,526    676,079
MAXIM INTEGRATED PROD          COMMON 57772K101      $2,474      36,420 SH         DEFINED   01             755         0     35,665
MBNA CORP COM                  COMMON 55262L100    $239,282   8,821,432 SH         DEFINED   01       6,820,828   129,625  1,870,979
MCI WORLDCOM INC.              COMMON 55268B106    $222,749   4,855,554 SH         DEFINED   01       3,724,488    72,068  1,058,998
MEDIA GEN INC CL A             COMMON 584404107      $1,851      38,125 SH         DEFINED   01             725         0     37,400
MERCK & CO                     COMMON 589331107    $295,025   3,850,240 SH         DEFINED   01       2,948,454    56,826    844,960
OUTBACK STEAKHOUSE             COMMON 689899102      $1,767      60,400 SH         DEFINED   01           1,150         0     59,250
PEPSICO INC.                   COMMON 713448108    $287,042   6,459,440 SH         DEFINED   01       4,974,455    96,265  1,388,720
RAYTHEON CO CL B               COMMON 755111408      $1,687      87,660 SH         DEFINED   01           1,135         0     86,525
STAPLES INC                    COMMON 855030102    $115,049   7,482,809 SH         DEFINED   01       5,773,162   109,339  1,600,308
SOUTHWEST AIRLINES             COMMON 844741108    $303,251  16,013,113 SH         DEFINED   01      12,387,126   238,447  3,387,540
SUN MICROSYSTEMS INC.          COMMON 866810104    $222,098   2,442,306 SH         DEFINED   01       1,857,465    35,558    549,283
TENET HEALTH CARE              COMMON 88033G100      $2,871     106,330 SH         DEFINED   01           2,325         0    104,005
TEXACO INC                     COMMON 881694103     $85,337   1,601,172 SH         DEFINED   01       1,239,168    23,645    338,359
TIME WARNER INC                COMMON 887315109    $255,556   3,362,573 SH         DEFINED   01       2,587,117    49,826    725,630
UNITED TECHNOLOGIES CORP       COMMON 913017109     $81,448   1,383,384 SH         DEFINED   01       1,064,539    20,545    298,300
US WEST INC                    COMMON 91273H101    $288,197   3,360,886 SH         DEFINED   01       2,594,950    49,733    716,203
VERIZON COMMUNICATIONS         COMMON 92343V104     $33,170     652,774 SH         DEFINED   01         556,875         0     95,899
VIACOM INC CLASS B NON-VOTING  COMMON 925524308    $403,058   5,911,012 SH         DEFINED   01       4,543,844    88,835  1,278,333
VIAD CORP                      COMMON 92552R109      $2,677      98,250 SH         DEFINED   01           1,925         0     96,325
WALT DISNEY CO HLDG CO         COMMON 254687106    $139,970   6,235,890 SH         DEFINED   01       4,801,462    92,555  1,341,873
WATERS CORP COM                COMMON 941848103      $2,559      20,500 SH         DEFINED   01             400         0     20,100
WHITMAN CORP NEW COM           COMMON 96647R107      $1,850     151,790 SH         DEFINED   01           2,970         0    148,820

          REPORT SUMMARY:                        $8,028,699 151,661,626                             116,044,230 2,235,230 33,382,166


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $8,028,699
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.